Pioneer Global Equity Fund

Schedule of Investments | May 31, 2019

Ticker Symbols: Class A GLOSX Class C GCSLX Class K PGEKX Class R PRGEX Class Y PGSYX

Schedule of Investments | 5/31/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 97.4%
	COMMON STOCKS - 92.8% of Net Assets
	Aerospace & Defense - 2.9%
19,152	Raytheon Co.	$3,342,024
26,310	Thales SA	2,892,285
	Total Aerospace & Defense	$6,234,309
	Auto Components - 1.1%
62,300	Bridgestone Corp.	$2,316,415
	Total Auto Components	$2,316,415
	Automobiles - 0.3%
12,377	Daimler AG	$642,142
	Total Automobiles	$642,142
	Banks - 10.3%
670,014	Abu Dhabi Commercial Bank PJSC	$1,635,623
182,150	Bank of America Corp.	4,845,190
3,793,500	Bank Rakyat Indonesia Persero Tbk PT	1,088,201
10,023,800	Bank Tabungan Negara Persero Tbk PT	1,731,599
49,222	BNP Paribas SA	2,243,446
21,099	JPMorgan Chase & Co.	2,235,650
32,517	KB Financial Group, Inc.	1,200,571
4,049,597	Lloyds Banking Group Plc	2,920,481
584,500	Mitsubishi UFJ Financial Group, Inc.	2,695,625
9,458(a)	SVB Financial Group	1,904,841
	Total Banks	$22,501,227
	Capital Markets - 2.9%
112,203	Blackstone Group LP	$4,246,883
52,383	Morgan Stanley	2,131,464
	Total Capital Markets	$6,378,347
	Chemicals - 1.2%
5,621	LG Chem, Ltd.	$1,570,896
107,900	Tokai Carbon Co., Ltd.	1,023,050
	Total Chemicals	$2,593,946
	Construction Materials - 1.5%
108,776	CRH Plc	$3,377,450
	Total Construction Materials	$3,377,450
	Consumer Finance - 4.0%
116,015	Discover Financial Services	$8,648,918
	Total Consumer Finance	$8,648,918
	Diversified Telecommunication Services - 4.4%
258,877	AT&T, Inc.	$7,916,459
2,437	CenturyLink, Inc.	25,467
6,446,500(a)	Telekomunikasi Indonesia Persero Tbk PT	1,759,542
	Total Diversified Telecommunication Services	$9,701,468
	Electrical Equipment - 2.0%
347,800	Mitsubishi Electric Corp.	$4,314,900
	Total Electrical Equipment	$4,314,900
	Electronic Equipment, Instruments & Components - 1.9%
21,636	CDW Corp.	$2,129,848
5,926	Samsung SDI Co., Ltd.	1,084,727
100,700	Sunny Optical Technology Group Co., Ltd.	853,586
	Total Electronic Equipment, Instruments & Components	$4,068,161
	Entertainment - 1.8%
69,878(a)	iQIYI, Inc. (A.D.R.)	$1,273,876
88,485	Viacom, Inc., Class B	2,568,719
	Total Entertainment	$3,842,595
	Food & Staples Retailing - 2.5%
32,779	Sysco Corp.	$2,255,851
64,633	Walgreens Boots Alliance, Inc.	3,188,992
	Total Food & Staples Retailing	$5,444,843
	Hotels, Restaurants & Leisure - 0.9%
104,500	KOMEDA Holdings Co., Ltd.	$1,983,631
	Total Hotels, Restaurants & Leisure	$1,983,631
	Household Durables - 0.6%
52,470	Persimmon Plc	$1,302,328
	Total Household Durables	$1,302,328
	Insurance - 5.3%
314,500	Ping An Insurance Group Co. of China, Ltd., Class H	$3,462,436
55,149	Progressive Corp.	4,372,213
20,850	Willis Towers Watson Plc	3,659,175
	Total Insurance	$11,493,824
	Interactive Media & Services - 3.1%
2,641(a)	Alphabet, Inc., Class A	$2,922,267
1,780(a)	Alphabet, Inc., Class C	1,964,461
17,413(a)	Baidu, Inc. (A.D.R.)	1,915,430
	Total Interactive Media & Services	$6,802,158
	Internet & Direct Marketing Retail - 2.7%
1,096(a)	Booking Holdings, Inc.	$1,815,217
Shares		Value
	Internet & Direct Marketing Retail - (continued)
116,018	eBay, Inc.	$4,168,527
	Total Internet & Direct Marketing Retail	$5,983,744
	IT Services - 1.9%
42,765	Cognizant Technology Solutions Corp.	$2,648,436
9,504	Visa, Inc.	1,533,280
	Total IT Services	$4,181,716
	Metals & Mining - 2.7%
214,996	Antofagasta Plc	$2,130,630
67,844	Nucor Corp.	3,256,512
42,200	Stelco Holdings, Inc.	484,702
	Total Metals & Mining	$5,871,844
	Oil, Gas & Consumable Fuels - 11.8%
64,851	ConocoPhillips	$3,823,615
45,031	Marathon Petroleum Corp.	2,070,976
578,196	Rosneft Oil Co. PJSC (G.D.R.)	3,836,056
264,730	Royal Dutch Shell Plc	8,210,136
151,902	TOTAL SA	7,857,491
	Total Oil, Gas & Consumable Fuels	$25,798,274
	Pharmaceuticals - 7.8%
165,828	GlaxoSmithKline Plc	$3,199,204
36,945	Merck & Co., Inc.	2,926,414
45,924	Novartis AG	3,946,059
81,459	Pfizer, Inc.	3,382,178
13,386	Roche Holding AG	3,514,526
	Total Pharmaceuticals	$16,968,381
	Real Estate Management & Development - 0.7%
463,846(a)	Vinhomes JSC (144A)	$1,622,109
	Total Real Estate Management & Development	$1,622,109
	Road & Rail - 0.5%
10,484	Kansas City Southern	$1,187,628
	Total Road & Rail	$1,187,628
	Semiconductors & Semiconductor Equipment - 1.6%
34,203(a)	Advanced Micro Devices, Inc.	$ 937,504
47,724	Infineon Technologies AG	860,855
51,637(a)	Micron Technology, Inc.	1,683,883
	Total Semiconductors & Semiconductor Equipment	$3,482,242
	Software - 6.8%
90,995	Microsoft Corp.	$11,254,261
70,583	Oracle Corp.	3,571,500
	Total Software	$14,825,761
	Technology Hardware, Storage & Peripherals - 4.1%
43,228	Apple, Inc.	$7,567,926
21,693	NetApp, Inc.	1,284,226
	Total Technology Hardware, Storage & Peripherals	$8,852,152
	Textiles, Apparel & Luxury Goods - 1.6%
252,000	ANTA Sports Products, Ltd.	$1,537,102
19,154	Moncler S.p.A.	704,035
14,342	PVH Corp.	1,221,795
	Total Textiles, Apparel & Luxury Goods	$3,462,932
	Trading Companies & Distributors - 2.9%
46,652(a)	AerCap Holdings NV	$2,090,943
38,589(a)	United Rentals, Inc.	4,248,649
	Total Trading Companies & Distributors	$6,339,592
	Wireless Telecommunication Services - 1.0%
1,292,246	Vodafone Group Plc	$2,106,766
	Total Wireless Telecommunication Services	$2,106,766
	TOTAL COMMON STOCKS
	(Cost $204,268,103)	$202,329,803
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 4.6% of Net Assets
10,000,000(b)	U.S. Treasury Bills, 7/2/19	$9,981,451
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $9,981,633)	$9,981,451
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.4%
	(Cost $214,249,736) (c)	$212,311,254
	OTHER ASSETS AND LIABILITIES - 2.6%	$5,711,240
	NET ASSETS - 100.0%	$218,022,494

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2019, the value of these securities amounted to $1,622,109, or 0.7% of net assets.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Distribution of investments by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	58.0%
United Kingdom	6.2%
France	6.1%
Japan	5.8%
China	4.3%
Netherlands	3.9%
Switzerland	3.5%
Ireland	2.6%
Indonesia	2.2%
South Korea	1.8%
Russia	1.8%
Chile	1.0%
Other (individually less than 1%)	2.8%
100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,342,024	$2,892,285	$–	$6,234,309
Auto Components	–	2,316,415	–	2,316,415
Automobiles	–	642,142	–	642,142
Banks	8,985,681	13,515,546	–	22,501,227
Chemicals	–	2,593,946	–	2,593,946
Construction Materials	–	3,377,450	–	3,377,450
Diversified Telecommunication Services	7,941,926	1,759,542	–	9,701,468
Electrical Equipment	–	4,314,900	–	4,314,900
Electronic Equipment, Instruments & Components	2,129,848	1,938,313	–	4,068,161
Hotels, Restaurants & Leisure	–	1,983,631	–	1,983,631
Household Durables	–	1,302,328	–	1,302,328
Insurance	8,031,388	3,462,436	–	11,493,824
Metals & Mining	3,741,214	2,130,630	–	5,871,844
Oil, Gas & Consumable Fuels	5,894,591	19,903,683	–	25,798,274
Pharmaceuticals	6,308,592	10,659,789	–	16,968,381
Real Estate Management & Development	–	1,622,109	–	1,622,109
Semiconductors & Semiconductor Equipment	2,621,387	860,855	–	3,482,242
Textiles, Apparel & Luxury Goods	1,221,795	2,241,137	–	3,462,932
Wireless Telecommunication Services	–	2,106,766	–	2,106,766
All Other Common Stocks	72,487,454	–	–	72,487,454
U.S. Government and Agency Obligation	–	9,981,451	–	9,981,451
Total Investments in Securities	$122,705,900	$89,605,354	$–	$212,311,254

During the nine months ended May 31, 2019, there were no transfers between Levels 1, 2 and 3.